Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)	Income taxes are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

ISR expense:
Current	$91,953,099	$41,981,391	$50,262,466
Deferred	(26,969,516)	6,242,079	31,828,085

Total income taxes	$64,983,583	$48,223,470	$82,090,551

Disclosure of reconciliation of effective tax rate	The effective ISR rates for fiscal 2023, 2022 and 2021 differ from the statutory rate as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

Statutory rate	30%	30%	30%
Effects of exchange rates on tax balances	(2%)	(20%)	(7%)
Effects of inflation	(11)%	7%	9%

Effective rate	17%	17%	32%

Disclosure of temporary difference, unused tax losses and unused tax credits	The main items originating the deferred tax liability are:

	December 31, 2023	December 31, 2022	December 31, 2021

Deferred ISR assets (liabilities):
Investment property	$(279,051,207)	$(302,909,300)	$(291,729,224)
Effect of tax loss carryforwards	6,076	5,461	-
Other provisions and prepaid expenses	2,134,624	2,924,146	150,648

Deferred income taxes – Net	$(276,910,507)	$(299,979,693)	$(291,578,576)
A reconciliation of the changes in the deferred tax liability balance is presented as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

Deferred tax liability at the beginning of the period	$(299,979,693)	$(291,578,576)	$(260,873,091)
Movement included in profit or loss	26,969,516	(6,242,079)	(31,828,085)
Movement included in other comprehensive income	(3,900,330)	(2,159,038)	1,122,600

Deferred tax liability at the end of the year	$(276,910,507)	$(299,979,693)	$(291,578,576)